Investment Strategy - THE COMMUNITY DEVELOPMENT FUND	May 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund’s principal investment strategy is to invest in debt securities and other debt instruments that will cause shares of the Fund to be deemed to be qualified under the CRA so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them. Although the Fund is available to any institutional investor, CRA credit will only directly benefit financial institutions that are subject to the CRA.

Under normal circumstances, the Fund will invest primarily in (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and (2) other investment grade fixed income securities.

Under normal circumstances, the Fund will seek to invest at least 80% of its net assets in debt securities and other debt instruments that the Fund’s investment adviser believes will be CRA-qualifying. The Fund seeks to achieve its investment objective through impact investments in quality affordable single- and multi-family housing and other community development investments, with the goals of benefitting low- and moderate-income (“LMI”) households, improving LMI communities and achieving positive social and environmental impact outcomes. The Fund’s securities would include single-family, multi-family and economic development loan-backed securities. As a result, the Fund will invest a significant amount of its assets in securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), and Government National Mortgage Association (“Ginnie Mae”). The Fund may also invest in certain securities issued by the Small Business Administration and other U.S. Government agencies, authorities, instrumentalities and sponsored enterprises.

The Fund may invest in taxable municipal bonds whose primary purpose is community development. The Fund may also invest in tax-exempt municipal securities.

The Fund may invest in certificates of deposit that are insured by the Federal Deposit Insurance Corporation (“FDIC”) and are issued by financial institutions that are (1) certified as Community Development Financial Institutions or (2) low-income credit unions, or minority- or women-owned and primarily lend or facilitate lending in low- and moderate-income (“LMI”) areas or to LMI individuals to promote community development. Although as a general matter an institution’s CRA activities will be evaluated based on the extent to which they benefit the institution’s delineated assessment area(s) or a Broader Statewide or Regional Area that includes the institution’s assessment area(s), deposits with low-income credit unions or minority- or women-owned financial institutions need not also benefit a shareholder’s assessment area or the Broader Statewide or Regional Area to be CRA-qualified.

While the Fund is seeking to invest available cash in CRA-qualifying investment opportunities, the Fund may invest in money market instruments, debt securities issued or guaranteed by the US Government or its agencies, certain derivative instruments (including futures contracts, options and swaps) that provide exposure to one or a basket of securities, and, to a more limited extent, repurchase agreements, convertible securities, or shares of exchange-traded funds (“ETFs”) that are consistent with the Fund’s investment objectives.